Label	Element	Value
Office Leases [Member]
Right-of-use assets	ifrs-full_RightofuseAssets	$ 14,775,000
Vehicles And Other [Member]
Right-of-use assets	ifrs-full_RightofuseAssets	969,000
Field Equipment [Member]
Right-of-use assets	ifrs-full_RightofuseAssets	$ 2,254,000